Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment	12 Months Ended
Dec. 31, 2023
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life, description	Lesser of useful life or remaining lease term
Tools and Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years
Furniture, Fixtures and Office Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Bottom Range [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member] | Top Range [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	10 years
GDM Machines [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years
Robots [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful life	5 years